Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 19, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 15, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 28, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	May 29, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000011548
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 13,515	$ 13,303	$ 13,091	$ 12,799	$ 12,704	$ 12,463	$ 12,779	$ 12,601	$ 12,771	$ 12,771	$ 12,176	$ 11,479	$ 11,718	$ 12,050	$ 12,146	$ 12,091	$ 12,014	$ 12,170	$ 12,072	$ 11,791	$ 12,134	$ 11,643	$ 11,663	$ 11,107	$ 11,247	$ 11,873	$ 12,231	$ 11,836	$ 12,226	$ 12,170	$ 12,886	$ 13,209	$ 13,502	$ 13,947	$ 13,967	$ 14,002	$ 13,963	$ 14,118	$ 14,175	$ 14,005	$ 13,749	$ 13,675	$ 13,558		$ 13,805	$ 14,050	$ 14,253	$ 14,182	$ 13,763	$ 13,795	$ 13,836	$ 14,010	$ 13,570	$ 13,262	$ 13,006	$ 12,343	$ 13,378	$ 13,249	$ 12,957	$ 12,901	$ 12,864	$ 12,787	$ 12,880	$ 12,511	$ 12,420	$ 12,104	$ 11,965	$ 11,865	$ 11,581	$ 11,522	$ 11,228	$ 11,131	$ 11,199	$ 11,391	$ 11,420	$ 11,391	$ 11,268		$ 11,355	$ 11,307	$ 11,424	$ 11,415	$ 11,625	$ 11,720	$ 11,617	$ 11,646	$ 11,608	$ 11,627	$ 11,552	$ 11,459	$ 11,403	$ 11,281	$ 11,170	$ 11,198	$ 11,077	$ 11,003	$ 10,935	$ 11,231	$ 11,321	$ 11,046	$ 11,000	$ 10,823	$ 10,613	$ 10,622		$ 10,439	$ 9,580	$ 9,525	$ 9,589	$ 9,713	$ 9,749	$ 9,642	$ 9,642	$ 9,731	$ 9,712	$ 9,881		$ 9,952	$ 10,022	$ 10,013	$ 10,066	$ 9,828	$ 9,801	$ 9,749	$ 9,678
C000155931
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,596	12,393	12,214	11,948	11,868	11,650	11,957	11,809	11,967	11,978	11,431	10,778	11,011	11,333	11,433	11,377	11,312	11,479	11,394	11,134	11,468	11,000	11,034	10,511	10,661	11,255	11,594	11,233	11,604	11,558	12,253	12,571	12,861	13,288	13,318	13,352	13,334	13,493	13,558	13,394	13,167	13,105	13,003		13,250	13,488	13,705	13,647	13,250	13,297	13,336	13,513	13,104	12,813	12,571	11,933	12,949	12,832	12,557	12,510	12,482	12,417	12,516	12,164	12,083	11,782	11,656	11,560	11,290	11,252	10,963	10,885	10,952	11,152	11,190	11,171	11,053		11,139	11,110	11,217	11,227	11,435	11,539	11,439	11,477	11,454	11,473	11,408	11,324	11,268	11,157	11,055	11,101	10,981	10,907	10,851	11,155	11,251	10,985	10,958	10,778	10,578	10,596		10,413	9,570	9,516	9,588	9,714	9,759	9,660	9,669	9,768	9,750	9,929		10,000
C000011549
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,439,634	1,415,319	1,392,438	1,361,076	1,350,744	1,324,917	1,358,333	1,340,411	1,358,242	1,356,973	1,292,972	1,219,735	1,244,719	1,279,622	1,289,513	1,282,056	1,273,603	1,291,107	1,280,427	1,250,302	1,286,347	1,233,002	1,235,800	1,176,489	1,190,952	1,256,889	1,293,280	1,252,219	1,292,015	1,285,782	1,362,372	1,396,288	1,426,930	1,472,808	1,474,469	1,477,892	1,474,479	1,489,276	1,494,961	1,476,704	1,449,416	1,441,394	1,428,877		1,454,677	1,480,439	1,501,780	1,494,995	1,450,568	1,453,481	1,456,411	1,474,383	1,427,688	1,394,896	1,367,499	1,297,307	1,407,035	1,392,142	1,361,394	1,355,059	1,350,826	1,343,461	1,351,871	1,313,905	1,303,485	1,269,265	1,255,784	1,244,351	1,213,500	1,208,358	1,176,478	1,166,239	1,172,355	1,192,753	1,195,785	1,192,753	1,179,622		1,187,668	1,182,639	1,193,929	1,192,931	1,213,894	1,223,877	1,213,179	1,215,162	1,212,203	1,213,187	1,204,331	1,194,492	1,188,632	1,174,958	1,163,260	1,166,168	1,153,566	1,144,841	1,138,004	1,167,825	1,177,416	1,147,814	1,143,994	1,124,982	1,102,236	1,104,131		1,083,303	994,908	988,326	994,908	1,007,030	1,010,760	999,584	999,584	1,008,840	1,006,049	1,023,506		1,029,937	1,037,300	1,036,388	1,040,950	1,016,317	1,012,655	1,007,220	1,000,000
C000065127
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 13,427	13,210	13,018	12,733	12,633	12,400	12,733	12,561	12,737	12,737	12,153	11,461	11,704	12,041	12,143	12,081	12,020	12,182	12,089	11,812	12,160	11,667	11,697	11,143	11,289	11,922	12,276	11,894	12,291	12,239	12,965	13,295	13,595	14,043	14,074	14,104	14,081	14,242	14,304	14,126	13,873	13,814	13,690		13,944	14,198	14,413	14,353	13,933	13,970	14,007	14,188	13,757	13,448	13,192	12,513	13,579	13,442	13,155	13,107	13,073	13,000	13,099	12,729	12,637	12,315	12,185	12,083	11,793	11,744	11,444	11,354	11,414	11,626	11,655	11,636	11,508		11,597	11,557	11,677	11,677	11,882	11,990	11,885	11,914	11,887	11,906	11,829	11,742	11,684	11,569	11,453	11,491	11,367	11,290	11,222	11,526	11,630	11,347	11,309	11,129	10,914	10,932		10,742	9,856	9,800	9,874	10,001	10,048	9,935	9,935	10,037	10,015	10,198		10,262	10,341	10,332	10,387	10,141	10,120	10,066	10,000
C000011562
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 22,368	21,124	19,843	19,428	18,750	18,693	20,841	20,088	17,732	19,353	16,526	14,435	15,848	16,752	18,674	17,167	15,622	14,397	15,452	14,924	15,509	13,228	14,679	15,584	15,471	17,450	17,318	15,132	16,357	20,031	25,967	27,437	27,965	36,256	41,352	44,517	40,031	42,199	41,863	44,293	39,246	41,501	40,367		45,901	44,842	41,290	39,823	33,464	33,917	32,614	30,766	27,161	23,885	19,815	16,006	18,138	18,296	17,072	17,392	15,814	15,785	17,695	18,185	17,441	16,324	16,373	15,471	15,236	14,031	12,238	13,547	13,417	15,119	14,889	13,079	13,378		12,979	11,698	11,852	11,905	11,760	10,946	10,940	10,564	10,260	10,363	10,096	10,023	9,962	9,246	8,859	8,612	8,499	7,881	8,189	8,328	8,856	8,966	8,963	8,429	8,346	8,272		8,248	7,729	8,079	9,126	9,154	8,904	8,867	9,281	10,052	9,945	9,979		10,065	10,003	10,213	9,612	9,721	9,909	9,871	9,474
C000155934
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,182	20,015	18,808	18,432	17,800	17,740	19,797	19,105	16,870	18,432	15,743	13,765	15,130	15,980	17,839	16,415	14,952	13,785	14,793	14,299	14,873	12,697	14,101	14,971	14,873	16,791	16,672	14,576	15,782	19,322	25,078	26,521	27,036	35,085	40,029	43,119	38,796	40,920	40,614	42,992	38,122	40,335	39,254		44,658	43,653	40,220	38,813	32,639	33,100	31,845	30,060	26,547	23,368	19,395	15,675	17,771	17,944	16,746	17,070	15,535	15,525	17,407	17,903	17,179	16,090	16,149	15,267	15,049	13,870	12,107	13,410	13,287	14,993	14,769	12,986	13,287		12,908	11,642	11,804	11,858	11,727	10,924	10,931	10,558	10,264	10,377	10,114	10,052	10,000
C000011563
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,427,490	2,290,477	2,152,079	2,106,408	2,033,057	2,024,754	2,257,261	2,175,607	1,920,956	2,096,720	1,788,094	1,561,122	1,714,743	1,811,622	2,019,218	1,855,909	1,689,832	1,555,586	1,669,072	1,612,329	1,674,608	1,429,645	1,584,650	1,681,528	1,669,072	1,882,204	1,866,981	1,631,705	1,763,183	2,158,999	2,799,779	2,956,168	3,012,911	3,905,574	4,452,748	4,792,269	4,308,119	4,540,962	4,503,010	4,762,523	4,219,905	4,461,980	4,337,865		4,931,770	4,816,887	4,434,285	4,275,732	3,592,339	3,639,996	3,499,886	3,300,682	2,912,759	2,562,008	2,124,522	1,715,630	1,943,428	1,960,584	1,828,099	1,861,746	1,693,731	1,690,336	1,893,143	1,946,602	1,865,140	1,746,342	1,751,433	1,653,848	1,628,391	1,499,410	1,307,635	1,446,620	1,432,763	1,614,284	1,588,649	1,396,044	1,427,221		1,384,266	1,247,779	1,263,714	1,268,564	1,253,322	1,166,026	1,165,299	1,124,660	1,091,856	1,102,627	1,073,740	1,065,906	1,059,541	983,160	941,542	915,102	902,862	836,763	869,460	883,922	939,997	951,212	950,622	893,366	884,512	876,544		873,887	818,993	855,589	966,264	968,731	942,118	938,205	981,776	1,063,177	1,051,697	1,055,089		1,063,960	1,056,916	1,079,092	1,015,432	1,026,390	1,046,054	1,041,806	1,000,000
C000113795
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 22,396	21,134	19,871	19,467	18,786	18,735	20,907	20,149	17,801	19,442	16,614	14,493	15,933	16,842	18,786	17,296	15,756	14,519	15,579	15,049	15,655	13,357	14,822	15,756	15,655	17,649	17,523	15,327	16,564	20,301	26,335	27,825	28,381	36,814	41,997	45,222	40,686	42,916	42,570	45,056	39,948	42,253	41,108		46,774	45,704	42,103	40,616	34,146	34,631	33,310	31,436	27,770	24,440	20,274	16,379	18,562	18,738	17,498	17,824	16,217	16,205	18,155	18,680	17,916	16,775	16,844	15,920	15,681	14,449	12,613	13,956	13,825	15,597	15,354	13,504	13,808		13,409	12,089	12,254	12,306	12,167	11,324	11,332	10,941	10,630	10,749	10,472	10,404	10,353	9,612	9,210	8,961	8,848	8,209	8,534	8,684	9,238	9,359	9,362	8,808	8,728	8,655		8,636	8,098	8,464	9,566	9,598	9,342	9,306	9,746	10,563	10,454	10,493		10,590	10,526	10,755	10,125	10,245	10,445	10,412	10,000
C000129401
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,255,509	11,560,258	10,858,191	10,626,440	10,258,366	10,217,469	11,389,853	10,974,066	9,692,622	10,578,727	9,024,635	7,872,699	8,649,745	9,133,694	10,176,572	9,358,629	8,513,421	7,845,435	8,411,178	8,124,898	8,438,443	7,204,713	7,981,758	8,472,524	8,411,178	9,481,320	9,406,342	8,220,325	8,881,495	10,871,823	14,095,881	14,886,559	15,172,839	19,657,892	22,407,371	24,114,212	21,675,868	22,844,241	22,651,206	23,951,656	21,218,678	22,432,771	21,807,945		24,794,917	24,210,730	22,290,534	21,490,291	18,055,058	18,296,044	17,587,261	16,585,515	14,638,725	12,871,494	10,674,267	8,618,798	9,762,300	9,847,354	9,185,824	9,352,118	8,501,160	8,484,309	9,503,774	9,769,172	9,364,756	8,766,558	8,787,621	8,303,164	8,172,572	7,523,821	6,563,333	7,257,308	7,184,941	8,098,135	7,970,633	7,002,302	7,157,373		6,943,720	6,257,963	6,337,222	6,361,344	6,285,531	5,847,887	5,841,957	5,639,332	5,475,767	5,529,475	5,385,440	5,346,380	5,312,202	4,928,923	4,721,415	4,589,586	4,528,555	4,196,542	4,359,671	4,431,939	4,710,686	4,768,206	4,765,256	4,480,609	4,434,888	4,393,593		4,380,319	4,104,521	4,287,403	4,840,474	4,852,795	4,719,770	4,698,903	4,915,395	5,322,294	5,263,606	5,280,560		5,324,902	5,288,385	5,399,239	5,079,719	5,134,494	5,232,143	5,210,938	5,000,000
C000226178
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 12,455	12,455	12,465	11,573	12,030	11,615	12,279	11,501	11,418	11,646	10,613	9,819	10,389	10,857	11,254	10,572	9,687	10,185	10,196	11,132	11,671	10,501	11,114	10,323	9,117	10,303	10,778	10,046	11,351	10,550	10,976	10,768	10,738	10,461	9,716	10,009	9,877	10,000	9,829	9,848	10,227	9,763	9,498	$ 9,479
C000226179
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,836	12,826	12,847	11,938	12,419	11,991	12,687	11,895	11,820	12,066	10,997	10,184	10,783	11,275	11,692	10,997	10,077	10,601	10,622	11,596	12,173	10,964	11,577	10,765	9,516	10,755	11,255	10,505	11,879	11,036	11,494	11,286	11,255	10,974	10,200	10,510	10,380	10,520	10,340	10,370	10,770	10,300	10,020	10,000
C000226180
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,332,379	1,330,177	1,331,278	1,236,580	1,283,929	1,238,782	1,309,255	1,226,670	1,217,860	1,242,086	1,131,450	1,046,403	1,106,690	1,156,211	1,197,119	1,124,991	1,031,331	1,084,082	1,084,082	1,183,124	1,240,181	1,116,379	1,180,482	1,095,789	968,226	1,092,652	1,142,841	1,065,466	1,203,485	1,117,746	1,162,707	1,140,749	1,136,567	1,107,290	1,028,000	1,058,000	1,044,000	1,057,000	1,039,000	1,040,000	1,079,000	1,031,000	1,002,000	1,000,000
C000226177
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,674,466	6,691,001	6,663,443	6,183,940	6,426,447	6,200,475	6,553,213	6,139,848	6,095,755	6,211,498	5,658,303	5,232,988	5,534,477	5,782,128	5,992,094	5,631,384	5,157,615	5,421,418	5,421,418	5,916,722	6,202,059	5,577,547	5,897,778	5,479,496	4,836,387	5,463,810	5,714,780	5,327,869	6,018,034	5,589,295	5,814,122	5,704,322	5,683,408	5,537,010	5,140,000	5,295,000	5,220,000	5,285,000	5,195,000	5,200,000	5,395,000	5,155,000	5,010,000	5,000,000
C000011555
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 14,922	14,655	14,364	14,008	13,879	13,418	13,830	13,547	13,337	13,434	12,852	11,970	12,229	12,698	12,997	12,658	12,205	12,439	12,367	12,075	12,544	11,792	12,035	11,182	10,788	11,762	12,317	11,762	12,767	12,590	13,532	13,604	13,869	14,207	13,867	14,114	13,830	14,196	14,069	14,032	14,181	13,867	13,494		13,315	13,084	13,113	12,656	11,578	11,748	11,984	11,556	11,061	10,810	10,470	9,725	10,950	11,585	11,792	11,468	11,338	11,120	11,011	11,141	11,192	10,698	11,032	10,829	10,705	10,589	10,022	10,380	10,266	10,756	10,737	10,775	10,584		10,622	10,737	10,762	10,781	11,074	10,724	10,631	10,481	10,374	10,236	10,212	10,032	9,978	9,805	9,637	9,511	9,373	9,224	9,084	9,108	9,292	9,250	9,209	8,971	9,030	9,102		8,953	8,436	8,508	8,763	8,896	9,003	8,605	8,860	9,258	9,193	9,430		9,549	9,394	9,560	9,305	9,371	9,523	9,456	9,473
C000155933
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,498	14,251	13,978	13,640	13,524	13,087	13,500	13,227	13,038	13,145	12,584	11,717	11,981	12,452	12,757	12,427	11,990	12,229	12,171	11,891	12,361	11,627	11,871	11,041	10,655	11,625	12,184	11,641	12,644	12,480	13,417	13,499	13,770	14,116	13,792	14,044	13,769	14,143	14,029	13,998	14,159	13,853	13,494		13,318	13,096	13,135	12,688	11,615	11,790	12,041	11,615	11,128	10,884	10,549	9,803	11,044	11,691	11,912	11,586	11,466	11,249	11,151	11,294	11,353	10,852	11,204	11,001	10,882	10,777	10,208	10,573	10,461	10,969	10,955	11,008	10,817		10,870	10,988	11,021	11,048	11,357	11,002	10,917	10,773	10,667	10,529	10,511	10,336	10,286	10,111	9,942	9,824	9,686	9,543	9,399	9,430	9,630	9,599	9,561	9,318	9,387	9,468		9,318	8,787	8,868	9,137	9,283	9,401	8,989	9,264	9,682	9,626	9,875		10,000
C000011556
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,625,155	1,595,732	1,563,714	1,524,772	1,510,061	1,459,870	1,504,869	1,472,850	1,450,351	1,460,735	1,396,698	1,299,778	1,328,335	1,378,526	1,411,410	1,373,333	1,324,008	1,349,103	1,341,315	1,309,297	1,360,353	1,278,143	1,303,171	1,211,132	1,168,123	1,273,925	1,332,417	1,272,205	1,381,447	1,361,663	1,463,164	1,470,906	1,498,432	1,534,559	1,497,239	1,523,520	1,492,461	1,531,484	1,517,946	1,513,167	1,529,095	1,494,850	1,454,233		1,434,323	1,409,635	1,412,024	1,362,696	1,246,388	1,263,677	1,289,610	1,243,244	1,189,805	1,162,300	1,125,364	1,044,419	1,176,445	1,244,030	1,266,034	1,230,801	1,216,903	1,192,966	1,180,612	1,194,510	1,199,915	1,145,865	1,182,156	1,159,764	1,146,637	1,133,511	1,072,511	1,110,143	1,098,003	1,149,935	1,147,912	1,151,959	1,131,051		1,135,097	1,146,563	1,149,261	1,150,610	1,182,309	1,144,540	1,134,145	1,117,690	1,106,298	1,091,108	1,087,944	1,068,324	1,062,628	1,043,641	1,025,920	1,011,996	997,440	980,985	966,082	967,959	987,981	983,601	978,596	952,942	958,573	966,708		950,439	894,752	902,260	929,165	943,154	954,405	911,278	938,154	980,030	973,155	998,156		1,010,031	993,781	1,010,656	983,780	990,031	1,006,474	998,823	1,000,000
C000113792
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 14,965	14,699	14,415	14,065	13,940	13,490	13,907	13,624	13,424	13,524	12,949	12,057	12,324	12,807	13,115	12,774	12,324	12,565	12,499	12,207	12,690	11,932	12,181	11,326	10,936	11,924	12,488	11,932	12,961	12,787	13,749	13,832	14,098	14,446	14,111	14,366	14,081	14,459	14,343	14,312	14,474	14,150	13,779		13,602	13,370	13,409	12,946	11,849	12,025	12,279	11,841	11,342	11,089	10,744	9,984	11,243	11,895	12,117	11,789	11,668	11,441	11,335	11,479	11,532	11,026	11,373	11,169	11,049	10,935	10,354	10,723	10,610	11,122	11,109	11,155	10,962		11,009	11,129	11,155	11,175	11,488	11,129	11,036	10,892	10,785	10,640	10,621	10,439	10,389	10,212	10,043	9,917	9,779	9,628	9,484	9,509	9,710	9,672	9,634	9,383	9,452	9,534		9,383	8,843	8,919	9,189	9,335	9,454	9,034	9,310	9,730	9,667	9,925		10,050	9,893	10,075	9,805	9,881	10,048	9,982	10,000
C000156275
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,167,102	8,019,399	7,858,664	7,663,175	7,589,323	7,337,359	7,558,914	7,402,522	7,285,229	7,337,359	7,015,888	6,529,338	6,668,352	6,924,660	7,089,740	6,898,595	6,650,975	6,776,957	6,737,859	6,577,124	6,829,088	6,416,388	6,545,634	6,083,640	5,867,755	6,394,514	6,692,436	6,390,197	6,934,227	6,834,920	7,344,408	7,383,268	7,525,752	7,702,778	7,519,478	7,651,328	7,491,510	7,691,283	7,619,365	7,599,387	7,679,297	7,503,496	7,299,727		7,199,840	7,075,980	7,087,967	6,841,753	6,254,529	6,345,174	6,471,290	6,238,765	5,970,770	5,836,772	5,651,540	5,245,607	5,903,771	6,242,706	6,353,057	6,178,375	6,108,694	5,984,816	5,926,749	5,996,430	6,023,528	5,752,547	5,930,620	5,818,356	5,748,676	5,686,737	5,380,915	5,567,781	5,506,931	5,767,234	5,757,092	5,773,995	5,672,578		5,692,862	5,750,331	5,760,473	5,770,615	5,926,120	5,736,809	5,686,274	5,603,818	5,546,733	5,470,620	5,454,763	5,356,451	5,327,908	5,232,767	5,140,797	5,074,198	4,998,085	4,918,801	4,842,468	4,851,870	4,949,033	4,930,227	4,908,287	4,776,648	4,804,856	4,845,602		4,764,110	4,485,159	4,522,771	4,657,545	4,727,614	4,780,839	4,564,809	4,699,436	4,909,205	4,874,765	5,000,000	$ 5,000,000
C000110150
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 14,522	14,351	14,146	13,988	13,847	13,691	13,812	13,609	13,569	13,489	12,984	12,437	12,649	12,829	12,821	12,600	12,396	12,503	12,388	12,258	12,386	11,921	11,989	11,825	11,501	11,986	12,180	11,597	12,428	12,577	12,998	13,087	13,263	13,518	13,299	13,440	13,482	13,454	13,384	13,385	13,234	13,179	13,054		12,982	12,913	12,859	12,647	12,207	12,131	12,194	12,020	11,532	11,334	10,770	10,490	12,357	12,539	12,501	12,214	12,192	12,157	12,074	12,052	12,018	11,789	11,924	11,730	11,633	11,453	11,010	11,286	11,453	11,659	11,589	11,508	11,427		11,358	11,370	11,313	11,336	11,416	11,303	11,262	11,240	11,141	11,021	11,032	10,902	10,914	10,838	10,721	10,753	10,637	10,489	10,311	10,280	10,218	10,157	9,941	9,655	9,615	9,544		9,283	8,943	8,924	9,122	9,459	9,595	9,440	9,595	9,720	9,769	9,854		9,779	9,613	9,604	9,343	9,315	9,539	9,675	9,675
C000155936
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,858	13,703	13,516	13,373	13,232	13,107	13,217	13,046	13,016	12,939	12,454	11,952	12,163	12,344	12,345	12,139	11,950	12,060	11,943	11,839	11,972	11,521	11,602	11,450	11,143	11,621	11,817	11,258	12,059	12,211	12,642	12,737	12,902	13,179	12,955	13,115	13,151	13,133	13,075	13,084	12,944	12,912	12,783		12,734	12,673	12,620	12,414	12,002	11,934	12,004	11,839	11,365	11,176	10,621	10,351	12,202	12,390	12,353	12,085	12,072	12,046	11,959	11,958	11,932	11,712	11,853	11,655	11,577	11,405	10,963	11,252	11,425	11,633	11,571	11,485	11,422		11,360	11,367	11,329	11,347	11,445	11,331	11,292	11,277	11,195	11,082	11,100	10,965	10,994	10,925	10,813	10,852	10,741	10,602	10,425	10,400	10,343	10,288	10,075	9,792	9,756	9,700		9,430	9,090	9,076	9,287	9,631	9,787	9,625	9,791	9,924	9,980	10,070		10,000
C000110149
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,554,973	1,536,169	1,513,901	1,496,645	1,479,535	1,464,259	1,476,836	1,454,814	1,450,082	1,439,822	1,385,226	1,328,300	1,350,448	1,367,546	1,367,911	1,343,980	1,321,876	1,332,869	1,318,689	1,306,149	1,319,494	1,268,438	1,274,930	1,258,750	1,223,931	1,275,044	1,293,718	1,233,044	1,319,156	1,334,439	1,380,139	1,389,252	1,407,398	1,434,464	1,410,620	1,425,129	1,427,730	1,425,894	1,418,173	1,417,816	1,401,448	1,395,290	1,381,606		1,373,723	1,365,871	1,358,758	1,335,619	1,290,258	1,281,859	1,288,159	1,269,437	1,216,301	1,195,072	1,135,232	1,105,238	1,302,554	1,321,380	1,316,030	1,286,568	1,283,937	1,279,963	1,269,493	1,268,171	1,262,996	1,239,818	1,253,596	1,231,613	1,221,157	1,201,935	1,155,513	1,184,988	1,202,058	1,222,738	1,215,060	1,204,987	1,197,384		1,189,840	1,189,535	1,183,260	1,185,324	1,194,481	1,181,536	1,176,555	1,173,954	1,164,442	1,151,537	1,152,394	1,137,358	1,139,342	1,131,197	1,118,629	1,120,594	1,108,156	1,093,850	1,073,594	1,071,127	1,064,398	1,056,620	1,034,991	1,003,966	999,481	992,909		964,472	928,969	926,624	947,148	981,485	996,391	979,044	995,774	1,007,447	1,012,155	1,020,758		1,012,695	994,935	993,730	966,513	963,636	986,359	1,000,233	1,000,000
C000198829
Account Value [Line Items]
Line Graph and Table Measure Name	Class IR
Account Value	$ 6,492,029	6,413,355	6,320,105	6,247,913	6,176,328	6,112,403	6,164,747	6,072,677	6,052,774	6,017,085	5,781,775	5,544,032	5,636,339	5,707,554	5,708,927	5,608,916	5,516,554	5,562,480	5,503,089	5,450,471	5,505,878	5,292,834	5,320,405	5,252,764	5,107,250	5,320,423	5,398,462	5,145,144	5,504,352	5,566,882	5,757,413	5,795,332	5,870,291	5,983,181	5,883,302	5,942,825	5,959,681	5,947,761	5,915,408	5,913,732	5,845,332	5,819,829	5,762,604		5,729,477	5,696,423	5,666,754	5,575,837	5,380,659	5,345,499	5,371,637	5,293,436	5,071,739	4,988,800	4,739,139	4,608,268	5,430,843	5,509,189	5,486,885	5,363,788	5,352,683	5,335,986	5,292,203	5,286,557	5,264,856	5,168,106	5,225,412	5,133,651	5,089,956	5,009,713	4,816,227	4,938,835	5,009,853	5,095,961	5,063,836	5,021,734	4,989,930	$ 5,000,000
C000110152
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 14,632	14,462	14,276	14,104	13,966	13,812	13,938	13,737	13,699	13,618	13,115	12,566	12,783	12,967	12,962	12,741	12,537	12,648	12,535	12,406	12,539	12,068	12,142	11,985	11,646	12,155	12,339	11,766	12,596	12,749	13,178	13,271	13,452	13,726	13,496	13,657	13,688	13,663	13,597	13,601	13,450	13,398	13,273		13,217	13,148	13,080	12,869	12,425	12,350	12,431	12,243	11,748	11,548	10,975	10,690	12,607	12,783	12,744	12,458	12,452	12,407	12,324	12,305	12,273	12,041	12,194	11,986	11,890	11,708	11,255	11,555	11,715	11,923	11,866	11,774	11,693		11,637	11,640	11,585	11,610	11,695	11,579	11,542	11,522	11,423	11,302	11,317	11,185	11,211	11,125	11,007	11,042	10,925	10,784	10,595	10,565	10,504	10,443	10,224	9,932	9,893	9,822		9,555	9,207	9,189	9,403	9,744	9,887	9,730	9,891	10,022	10,075	10,166		10,090	9,918	9,910	9,643	9,624	9,853	9,997	10,000
C000138838
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,797,366	7,702,925	7,591,054	7,504,447	7,418,565	7,341,873	7,396,011	7,294,213	7,270,334	7,218,954	6,945,150	6,651,508	6,762,305	6,856,058	6,857,706	6,729,497	6,626,854	6,673,827	6,610,698	6,539,534	6,614,000	6,350,398	6,391,466	6,302,451	6,127,858	6,383,630	6,485,039	6,173,359	6,612,013	6,687,003	6,907,985	6,953,482	7,043,454	7,186,430	7,059,099	7,137,964	7,150,776	7,136,474	7,097,687	7,095,677	7,013,605	6,983,006	6,914,343		6,874,629	6,835,003	6,799,404	6,690,314	6,456,125	6,413,938	6,445,333	6,351,502	6,092,367	5,985,974	5,686,410	5,529,381	6,516,373	6,610,380	6,583,617	6,435,916	6,422,591	6,402,556	6,350,022	6,336,767	6,317,208	6,194,673	6,269,846	6,159,745	6,107,316	6,011,035	5,778,876	5,925,989	6,011,202	6,114,521	6,075,976	6,025,458	5,981,255		5,949,432	5,947,762	5,916,241	5,926,427	5,966,146	5,907,308	5,882,114	5,868,965	5,821,267	5,750,907	5,760,758	5,685,423	5,695,199	5,654,348	5,591,387	5,601,081	5,538,774	5,467,270	5,371,228	5,353,344	5,319,584	5,280,581	5,172,360	5,022,469	4,994,654	4,961,696		4,819,507	4,641,935	4,630,168	4,732,719	4,904,119	4,978,521	4,891,652	4,970,080	5,033,208	5,056,631	5,099,520		5,059,154	4,975,194	4,969,082	4,828,252	4,818,672	4,932,045	5,001,288	5,000,000
C000163600
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,834	11,784	11,719	11,666	11,615	11,561	11,510	11,468	11,418	11,365	11,300	11,249	11,196	11,146	11,094	11,033	10,996	10,949	10,894	10,861	10,822	10,770	10,721	10,687	10,670	10,647	10,626	10,610	10,600	10,593	10,590	10,589	10,599	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,597		10,596	10,596	10,595	10,594	10,592	10,601	10,599	10,596	10,592	10,588	10,571	10,543	10,594	10,581	10,566	10,551	10,535	10,517	10,500	10,480	10,460	10,440	10,419	10,399	10,377	10,347	10,325	10,305	10,287	10,269	10,252	10,235	10,218		10,202	10,185	10,160	10,157	10,147	10,125	10,124	10,115	10,106	10,097	10,088	10,080	10,072	10,055	10,047	10,041	10,035	10,029	10,023	10,018	10,014	10,009	10,006	10,003	10,001	10,000	$ 10,000
C000163598
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 5,990,454	5,958,769	5,931,531	5,898,225	5,871,700	5,844,311	5,817,978	5,796,608	5,771,150	5,743,906	5,716,761	5,684,819	5,657,987	5,632,340	5,605,921	5,574,761	5,556,174	5,532,036	5,509,476	5,492,518	5,467,121	5,440,597	5,420,975	5,398,470	5,389,314	5,377,660	5,366,670	5,358,400	5,352,971	5,349,322	5,347,573	5,346,530	5,351,482	5,351,103	5,350,708	5,350,328	5,349,954	5,349,571	5,349,127	5,348,649	5,348,238	5,347,821	5,347,369		5,346,921	5,346,415	5,345,532	5,344,319	5,343,097	5,347,210	5,345,661	5,343,689	5,341,261	5,338,213	5,328,983	5,313,730	5,338,788	5,331,256	5,322,878	5,314,091	5,305,241	5,295,576	5,285,721	5,275,171	5,264,212	5,253,288	5,241,762	5,230,546	5,218,776	5,202,829	5,190,968	5,180,131	5,170,256	5,160,211	5,150,919	5,141,392	5,131,820		5,122,853	5,113,890	5,100,325	5,097,993	5,091,878	5,085,241	5,078,890	5,073,616	5,068,202	5,062,979	5,057,635	5,052,413	5,047,718	5,043,121	5,038,722	5,029,564	5,025,907	5,021,931	5,018,169	5,015,005	5,011,708	5,008,818	5,006,176	5,003,792	5,001,743	5,000,046	5,000,000
C000163599
Account Value [Line Items]
Line Graph and Table Measure Name	Class IR
Account Value	$ 12,031,606	11,967,477	11,912,275	11,844,876	11,791,129	11,735,632	11,682,275	11,638,874	11,587,299	11,532,113	11,465,642	11,412,534	11,358,187	11,306,239	11,252,731	11,189,708	11,151,940	11,103,019	11,046,207	11,011,746	10,971,382	10,917,694	10,866,945	10,832,251	10,813,423	10,789,597	10,767,089	10,750,042	10,738,711	10,730,936	10,726,987	10,724,438	10,733,960	10,732,745	10,731,496	10,730,292	10,729,086	10,727,878	10,726,530	10,725,115	10,723,851	10,722,557	10,721,210		10,719,854	10,718,427	10,716,201	10,713,312	10,721,153	10,718,212	10,714,668	10,710,261	10,704,943	10,698,394	10,679,446	10,659,136	10,698,190	10,682,668	10,665,425	10,647,363	10,629,192	10,609,370	10,589,187	10,567,598	10,545,191	10,522,871	10,499,332	10,476,422	10,452,390	10,430,460	10,395,850	10,373,703	10,353,499	10,332,936	10,313,900	10,294,383	10,274,779		10,256,403	10,238,017	10,220,649	10,205,332	10,192,697	10,178,973	10,165,822	10,154,851	10,143,579	10,132,706	10,121,578	10,110,694	10,100,883	10,091,255	10,082,034	10,073,354	10,065,671	10,057,299	10,049,341	10,042,595	10,025,544	10,019,352	10,013,638	10,008,445	10,003,938	10,000,119	10,000,000
Bloomberg US Universal Index(USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515		12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824		10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562		10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279		10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
Bloomberg US Universal Index(USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,015	11,853	11,681	11,422	11,318	11,134	11,400	11,289	11,426	11,454	11,035	10,560	10,721	10,983	11,049	11,038	11,056	11,171	11,104	10,849	11,122	10,788	10,824	10,435	10,551	11,026	11,320	11,043	11,268	11,206	11,640	11,961	12,127	12,399	12,407	12,392	12,402	12,509	12,517	12,393	12,303	12,256	12,154		12,297	12,458	12,537	12,494	12,333	12,377	12,399	12,471	12,256	12,155	12,042	11,806	12,041	11,863	11,654	11,637	11,639	11,601	11,652	11,394	11,360	11,202	11,033	11,017	10,822	10,810	10,663	10,499	10,452	10,540	10,585	10,534	10,512		10,527	10,470	10,540	10,487	10,588	10,690	10,644	10,660	10,647	10,684	10,593	10,541	10,550	10,469	10,383	10,386	10,307	10,270	10,240	10,475	10,545	10,543	10,531	10,445	10,265	10,257		10,187	10,064	9,993	9,884	9,933	9,970	9,938	9,899	9,929	9,871	10,000		10,000
Bloomberg US Universal Index(USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539		1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401		1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153		1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919		1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
Bloomberg US Universal Index(USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515		12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824		10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562		10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279		10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048		22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905		14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743		10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911		10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,977	25,451	24,908	24,454	23,720	22,649	23,692	22,952	21,773	21,534	20,450	18,705	19,215	20,176	20,573	19,861	18,591	18,519	18,324	17,847	18,274	17,097	18,160	17,259	15,951	17,581	18,263	16,696	18,221	18,245	20,044	19,414	19,916	21,161	20,359	20,674	19,364	20,274	19,712	19,384	18,918	18,832	17,908		17,289	16,765	16,840	16,115	14,367	14,684	15,239	14,209	13,446	13,145	12,478	11,019	12,776	13,915	13,930	13,539	13,043	12,768	12,548	12,809	12,622	11,793	12,609	12,125	11,951	11,545	10,632	11,723	11,493	12,406	12,386	11,966	11,581		11,506	11,190	11,148	11,376	11,812	11,220	11,109	10,782	10,552	10,300	10,280	10,000	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,343,175	3,275,420	3,205,637	3,147,135	3,052,634	2,914,913	3,049,077	2,953,796	2,802,116	2,771,401	2,631,805	2,407,326	2,472,879	2,596,564	2,647,674	2,556,048	2,392,664	2,383,391	2,358,265	2,296,849	2,351,818	2,200,278	2,337,125	2,221,188	2,052,842	2,262,656	2,350,370	2,148,777	2,344,952	2,348,100	2,579,600	2,498,556	2,563,119	2,723,350	2,620,172	2,660,670	2,492,141	2,609,210	2,536,865	2,494,678	2,434,642	2,423,579	2,304,770		2,225,019	2,157,579	2,167,218	2,073,917	1,848,982	1,889,770	1,961,178	1,828,699	1,730,439	1,691,762	1,605,882	1,418,072	1,644,176	1,790,794	1,792,752	1,742,441	1,678,633	1,643,259	1,614,916	1,648,522	1,624,375	1,517,772	1,622,785	1,560,473	1,538,015	1,485,762	1,368,314	1,508,731	1,479,106	1,596,674	1,594,035	1,539,955	1,490,492		1,480,808	1,440,152	1,434,699	1,464,089	1,520,120	1,444,006	1,429,716	1,387,582	1,357,949	1,325,620	1,323,070	1,298,586	1,286,971	1,273,934	1,260,572	1,259,715	1,214,544	1,192,107	1,169,290	1,119,203	1,143,953	1,142,158	1,139,252	1,095,764	1,093,516	1,074,296		1,067,679	997,453	997,774	1,057,440	1,079,600	1,073,648	995,053	1,024,919	1,090,768	1,072,825	1,091,079		1,076,194	1,071,348	1,082,351	1,023,112	1,052,402	1,052,414	1,027,513	1,000,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048		22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905		14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743		10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911		10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,715,874	16,377,100	16,028,187	15,735,677	15,263,169	14,574,564	15,245,387	14,768,978	14,010,578	13,857,005	13,159,025	12,036,630	12,364,394	12,982,821	13,238,371	12,780,241	11,963,320	11,916,954	11,791,325	11,484,246	11,759,088	11,001,392	11,685,626	11,105,938	10,264,211	11,313,282	11,751,852	10,743,883	11,724,761	11,740,502	12,897,998	12,492,779	12,815,595	13,616,752	13,100,858	13,303,352	12,460,703	13,046,052	12,684,323	12,473,390	12,173,212	12,117,894	11,523,849		11,125,094	10,787,894	10,836,092	10,369,585	9,244,912	9,448,848	9,805,891	9,143,496	8,652,195	8,458,811	8,029,411	7,090,362	8,220,879	8,953,970	8,963,761	8,712,206	8,393,167	8,216,296	8,074,580	8,242,608	8,121,876	7,588,860	8,113,927	7,802,364	7,690,075	7,428,810	6,841,571	7,543,654	7,395,532	7,983,369	7,970,176	7,699,777	7,452,460		7,404,039	7,200,759	7,173,495	7,320,446	7,600,601	7,220,030	7,148,580	6,937,910	6,789,743	6,628,098	6,615,352	6,492,928	6,434,857	6,369,670	6,302,861	6,298,576	6,072,722	5,960,533	5,846,451	5,596,017	5,719,767	5,710,790	5,696,260	5,478,822	5,467,580	5,371,482		5,338,397	4,987,263	4,988,870	5,287,202	5,397,998	5,368,239	4,975,266	5,124,596	5,453,842	5,364,125	5,455,396		5,380,970	5,356,740	5,411,756	5,115,560	5,262,010	5,262,069	5,137,566	5,000,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,996	14,682	14,342	14,136	13,683	13,068	13,648	13,224	12,547	12,374	11,792	10,785	11,052	11,597	11,804	11,411	10,689	10,640	10,509	10,187	10,436	9,780	10,384	9,851	9,119	10,049	10,450	9,560	10,434	10,450	11,472	11,098	11,411	12,093	11,622	11,780	11,016	11,546	11,221	10,993	10,724	10,674	10,000	10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,996	14,682	14,342	14,136	13,683	13,068	13,648	13,224	12,547	12,374	11,792	10,785	11,052	11,597	11,804	11,411	10,689	10,640	10,509	10,187	10,436	9,780	10,384	9,851	9,119	10,049	10,450	9,560	10,434	10,450	11,472	11,098	11,411	12,093	11,622	11,780	11,016	11,546	11,221	10,993	10,724	10,674	10,000	10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,499,564	1,468,154	1,434,160	1,413,588	1,368,302	1,306,766	1,364,844	1,322,450	1,254,694	1,237,437	1,179,224	1,078,497	1,105,209	1,159,711	1,180,359	1,141,118	1,068,925	1,063,970	1,050,947	1,018,722	1,043,554	977,985	1,038,364	985,074	911,936	1,004,919	1,045,045	956,003	1,043,387	1,044,975	1,147,241	1,109,791	1,141,104	1,209,284	1,162,208	1,178,011	1,101,575	1,154,611	1,122,134	1,099,298	1,072,426	1,067,359	1,000,000	1,000,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 7,497,821	7,340,772	7,170,800	7,067,941	6,841,508	6,533,832	6,824,218	6,612,248	6,273,472	6,187,186	5,896,120	5,392,486	5,526,047	5,798,557	5,901,796	5,705,591	5,344,627	5,319,848	5,254,737	5,093,609	5,217,769	4,889,925	5,191,821	4,925,369	4,559,682	5,024,595	5,225,224	4,780,016	5,216,934	5,224,876	5,736,204	5,548,953	5,705,521	6,046,420	5,811,041	5,890,053	5,507,877	5,773,057	5,610,671	5,496,488	5,362,128	5,336,794	5,000,000	5,000,000
MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413	19,421	20,258	19,764	19,628	19,373	19,076	18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,954	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053		13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972		9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557		10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,201	22,674	22,113	21,762	21,288	20,457	21,155	20,511	19,667	19,552	18,656	17,080	17,609	18,369	18,897	18,229	17,229	17,416	17,169	16,655	17,147	16,000	16,655	15,456	14,577	16,120	16,736	15,644	17,084	17,064	18,548	18,155	18,637	19,599	18,845	19,310	18,372	19,164	18,696	18,568	18,327	18,046	17,290		16,840	16,459	16,534	15,800	14,067	14,417	14,897	14,038	13,333	12,920	12,382	11,184	12,929	14,065	14,222	13,738	13,411	13,054	12,785	13,095	13,057	12,255	13,028	12,602	12,446	12,121	11,234	12,086	11,911	12,876	12,820	12,720	12,348		12,415	12,400	12,283	12,551	13,101	12,402	12,205	11,973	11,730	11,507	11,463	11,152	11,101	10,861	10,695	10,566	10,277	10,004	9,792	9,718	9,886	9,826	9,793	9,388	9,446	9,434		9,296	8,655	8,715	9,274	9,445	9,523	8,830	9,162	9,837	9,752	10,000		10,000
MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,452,576	2,396,894	2,337,529	2,300,429	2,250,309	2,162,483	2,236,264	2,168,190	2,078,974	2,066,858	1,972,129	1,805,489	1,861,458	1,941,751	1,997,570	1,927,026	1,821,281	1,840,999	1,814,914	1,760,629	1,812,578	1,691,347	1,760,630	1,633,899	1,540,910	1,704,036	1,769,167	1,653,686	1,805,919	1,803,808	1,960,750	1,919,182	1,970,063	2,071,815	1,992,129	2,041,284	1,942,150	2,025,837	1,976,370	1,962,844	1,937,315	1,907,628	1,827,716		1,780,169	1,739,867	1,747,816	1,670,267	1,486,978	1,524,025	1,574,801	1,483,974	1,409,434	1,365,793	1,308,869	1,182,223	1,366,737	1,486,828	1,503,435	1,452,292	1,417,685	1,379,918	1,351,481	1,384,320	1,380,276	1,295,450	1,377,141	1,332,159	1,315,614	1,281,342	1,187,572	1,277,556	1,259,140	1,361,143	1,355,245	1,344,680	1,305,316		1,312,423	1,310,787	1,298,388	1,326,790	1,384,956	1,310,994	1,290,194	1,265,692	1,239,945	1,216,443	1,211,800	1,178,855	1,173,519	1,148,164	1,130,545	1,116,881	1,086,406	1,057,491	1,035,131	1,027,323	1,045,061	1,038,695	1,035,214	992,443	998,492	997,232		982,726	914,921	921,262	980,390	998,395	1,006,706	933,447	968,536	1,039,816	1,030,863	1,055,718		1,057,098	1,027,288	1,043,460	988,432	1,004,127	1,023,889	1,007,043	1,000,000
MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413	19,421	20,258	19,764	19,628	19,373	19,076	18,277		17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,954	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053		13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972		9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557		10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 11,615,674	11,351,956	11,070,796	10,895,086	10,657,716	10,241,761	10,591,196	10,268,788	9,846,253	9,788,868	9,340,220	8,550,998	8,816,070	9,196,346	9,460,716	9,126,609	8,625,788	8,719,175	8,595,634	8,338,535	8,584,569	8,010,408	8,338,537	7,738,327	7,297,919	8,070,502	8,378,973	7,832,042	8,553,032	8,543,034	9,286,329	9,089,460	9,330,439	9,812,347	9,434,945	9,667,749	9,198,238	9,594,588	9,360,306	9,296,248	9,175,341	9,034,739	8,656,265		8,431,077	8,240,205	8,277,853	7,910,570	7,042,492	7,217,950	7,458,434	7,028,268	6,675,234	6,468,548	6,198,949	5,599,141	6,473,020	7,041,784	7,120,436	6,878,218	6,714,311	6,535,445	6,400,763	6,556,293	6,537,138	6,135,395	6,522,291	6,309,255	6,230,895	6,068,578	5,624,472	6,050,646	5,963,429	6,446,524	6,418,589	6,368,555	6,182,123		6,215,784	6,208,033	6,149,310	6,283,826	6,559,305	6,209,014	6,110,502	5,994,460	5,872,515	5,761,209	5,739,221	5,583,190	5,557,915	5,437,832	5,354,386	5,289,675	5,145,341	5,008,396	4,902,494	4,865,518	4,949,525	4,919,376	4,902,888	4,700,321	4,728,968	4,723,000		4,654,298	4,333,168	4,363,201	4,643,238	4,728,507	4,767,871	4,420,911	4,587,095	4,924,685	4,882,284	5,000,000	5,000,000
Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515		12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824		10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562		10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279		10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,015	11,853	11,681	11,422	11,318	11,134	11,400	11,289	11,426	11,454	11,035	10,560	10,721	10,983	11,049	11,038	11,056	11,171	11,104	10,849	11,122	10,788	10,824	10,435	10,551	11,026	11,320	11,043	11,268	11,206	11,640	11,961	12,127	12,399	12,407	12,392	12,402	12,509	12,517	12,393	12,303	12,256	12,154		12,297	12,458	12,537	12,494	12,333	12,377	12,399	12,471	12,256	12,155	12,042	11,806	12,041	11,863	11,654	11,637	11,639	11,601	11,652	11,394	11,360	11,202	11,033	11,017	10,822	10,810	10,663	10,499	10,452	10,540	10,585	10,534	10,512		10,527	10,470	10,540	10,487	10,588	10,690	10,644	10,660	10,647	10,684	10,593	10,541	10,550	10,469	10,383	10,386	10,307	10,270	10,240	10,475	10,545	10,543	10,531	10,445	10,265	10,257		10,187	10,064	9,993	9,884	9,933	9,970	9,938	9,899	9,929	9,871	10,000		10,000
Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539		1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401		1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153		1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919		1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,729,680	5,652,157	5,570,159	5,446,536	5,397,196	5,309,190	5,436,226	5,383,369	5,448,697	5,461,768	5,262,101	5,035,480	5,112,361	5,237,244	5,268,973	5,263,740	5,271,933	5,327,164	5,294,819	5,173,453	5,303,776	5,144,201	5,161,733	4,976,188	5,031,394	5,257,925	5,398,260	5,265,866	5,373,236	5,343,834	5,550,867	5,703,895	5,782,737	5,912,361	5,916,350	5,909,212	5,914,045	5,964,984	5,968,968	5,909,628	5,866,858	5,844,565	5,795,829		5,864,071	5,940,724	5,978,301	5,957,727	5,880,984	5,902,079	5,912,735	5,947,028	5,844,366	5,796,005	5,742,372	5,629,603	5,741,760	5,657,056	5,557,313	5,549,045	5,550,154	5,532,280	5,556,353	5,433,409	5,417,284	5,341,729	5,261,136	5,253,782	5,160,593	5,154,975	5,084,865	5,006,535	4,984,120	5,026,165	5,047,795	5,023,048	5,000,000	5,000,000
Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515		12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824		10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562		10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279		10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
Bloomberg US Universal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696		6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007		5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765		5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597		5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,729	11,570	11,402	11,149	11,048	10,868	11,128	11,020	11,154	11,180	10,772	10,308	10,465	10,721	10,786	10,775	10,792	10,905	10,839	10,590	10,857	10,530	10,566	10,186	10,299	10,763	11,050	10,779	10,999	10,939	11,363	11,676	11,837	12,103	12,111	12,096	12,106	12,211	12,219	12,097	12,010	11,964	11,864		12,004	12,161	12,238	12,196	12,039	12,082	12,104	12,174	11,964	11,865	11,755	11,524	11,754	11,580	11,376	11,359	11,361	11,325	11,374	11,122	11,089	10,935	10,770	10,755	10,564	10,552	10,409	10,249	10,203	10,289	10,333	10,282	10,261		10,276	10,220	10,289	10,237	10,335	10,435	10,390	10,405	10,393	10,430	10,340	10,289	10,298	10,219	10,135	10,138	10,061	10,025	9,996	10,226	10,294	10,291	10,280	10,196	10,020	10,000	10,000
Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,864,420	5,785,075	5,701,149	5,574,618	5,524,118	5,434,042	5,564,065	5,509,966	5,576,830	5,590,208	5,385,846	5,153,896	5,232,585	5,360,404	5,392,879	5,387,524	5,395,909	5,452,439	5,419,333	5,295,114	5,428,501	5,265,173	5,283,117	5,093,210	5,149,714	5,381,572	5,525,207	5,389,699	5,499,595	5,469,500	5,681,403	5,838,030	5,918,725	6,051,397	6,055,480	6,048,175	6,053,122	6,105,258	6,109,336	6,048,601	6,004,824	5,982,007	5,932,125		6,001,972	6,080,428	6,118,888	6,097,831	6,019,283	6,040,874	6,051,781	6,086,880	5,981,804	5,932,305	5,877,411	5,761,990	5,876,785	5,790,088	5,688,001	5,679,537	5,680,673	5,662,378	5,687,017	5,561,182	5,544,678	5,467,346	5,384,858	5,377,331	5,281,951	5,276,200	5,204,442	5,124,270	5,101,327	5,144,362	5,166,500	5,141,171	5,130,434		5,137,886	5,110,019	5,144,344	5,118,528	5,167,527	5,217,736	5,194,836	5,202,708	5,196,469	5,214,822	5,170,215	5,144,591	5,148,956	5,109,534	5,067,488	5,069,186	5,030,373	5,012,688	4,997,841	5,112,762	5,146,907	5,145,685	5,140,140	5,098,129	5,009,930	5,000,000	5,000,000
Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,728,840	11,570,150	11,402,297	11,149,235	11,048,236	10,868,084	11,128,131	11,019,932	11,153,659	11,180,416	10,771,693	10,307,792	10,465,169	10,720,808	10,785,759	10,775,047	10,791,819	10,904,878	10,838,666	10,590,227	10,857,002	10,530,347	10,566,235	10,186,419	10,299,427	10,763,144	11,050,414	10,779,398	10,999,189	10,939,001	11,362,805	11,676,059	11,837,451	12,102,794	12,110,961	12,096,349	12,106,243	12,210,516	12,218,672	12,097,201	12,009,649	11,964,014	11,864,249		12,003,944	12,160,855	12,237,775	12,195,662	12,038,566	12,081,748	12,103,561	12,173,760	11,963,608	11,864,610	11,754,822	11,523,980	11,753,569	11,580,177	11,376,001	11,359,074	11,361,346	11,324,757	11,374,034	11,122,364	11,089,356	10,934,692	10,769,716	10,754,663	10,563,902	10,552,401	10,408,884	10,248,540	10,202,655	10,288,724	10,333,000	10,282,343	10,260,869		10,275,772	10,220,038	10,288,689	10,237,056	10,335,054	10,435,473	10,389,671	10,405,417	10,392,938	10,429,644	10,340,431	10,289,181	10,297,912	10,219,068	10,134,976	10,138,372	10,060,746	10,025,376	9,995,682	10,225,525	10,293,815	10,291,369	10,280,280	10,196,259	10,019,861	10,000,000	10,000,000
Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 13,343	13,110	12,907	12,607	12,527	12,297	12,618	12,457	12,647	12,669	12,142	11,457	11,676	11,996	12,090	12,049	11,999	12,176	12,083	11,756	12,142	11,674	11,726	11,148	11,265	11,890	12,249	11,865	12,207	12,094	12,793	13,124	13,392	13,858	13,870	13,861	13,827	13,974	14,016	13,827	13,605	13,501	13,353		13,587	13,825	14,004	13,944	13,566	13,590	13,629	13,820	13,385	13,127	12,925	12,281	13,218	13,043	12,744	12,704	12,672	12,595	12,678	12,291	12,223	11,931	11,763	11,699	11,413	11,388	11,127	10,966	10,984	11,147	11,186	11,132	11,040		11,104	11,045	11,148	11,120	11,304	11,413	11,310	11,326	11,281	11,300	11,213	11,132	11,098	10,972	10,856	10,881	10,758	10,725	10,653	10,947	11,037	11,064	11,043	10,884	10,644	10,652		10,508	10,225	10,143	10,107	10,186	10,209	10,166	10,091	10,151	10,083	10,272		10,339	10,412	10,379	10,485	10,177	10,170	10,102	10,000
Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 12,905	12,680	12,484	12,193	12,116	11,893	12,204	12,048	12,232	12,253	11,744	11,081	11,293	11,603	11,693	11,653	11,605	11,776	11,686	11,370	11,743	11,291	11,341	10,782	10,895	11,499	11,847	11,475	11,806	11,697	12,373	12,693	12,952	13,404	13,414	13,406	13,373	13,515	13,556	13,373	13,159	13,058	12,915		13,141	13,371	13,545	13,486	13,121	13,144	13,182	13,366	12,945	12,697	12,501	11,878	12,784	12,615	12,326	12,287	12,256	12,182	12,262	11,888	11,822	11,540	11,377	11,315	11,039	11,015	10,762	10,606	10,623	10,781	10,819	10,766	10,677		10,740	10,683	10,783	10,755	10,933	11,038	10,939	10,955	10,911	10,929	10,845	10,767	10,734	10,612	10,500	10,524	10,405	10,373	10,304	10,588	10,675	10,701	10,680	10,526	10,295	10,303		10,163	9,889	9,810	9,775	9,852	9,874	9,833	9,760	9,818	9,752	10,000		10,000
Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 1,334,291	1,311,047	1,290,748	1,260,698	1,252,731	1,229,697	1,261,807	1,245,701	1,264,712	1,266,867	1,214,225	1,145,732	1,167,596	1,199,619	1,209,012	1,204,856	1,199,919	1,217,552	1,208,301	1,175,570	1,214,193	1,167,417	1,172,562	1,114,833	1,126,482	1,188,969	1,224,887	1,186,479	1,220,656	1,209,366	1,279,318	1,312,412	1,339,198	1,385,848	1,386,959	1,386,105	1,382,677	1,397,386	1,401,627	1,382,701	1,360,507	1,350,134	1,335,342		1,358,655	1,382,473	1,400,442	1,394,370	1,356,576	1,359,022	1,362,922	1,381,978	1,338,468	1,312,733	1,292,515	1,228,122	1,321,775	1,304,324	1,274,439	1,270,375	1,267,184	1,259,540	1,267,786	1,229,132	1,222,295	1,193,115	1,176,259	1,169,909	1,141,319	1,138,850	1,112,679	1,096,552	1,098,382	1,114,658	1,118,648	1,113,151	1,103,972		1,110,424	1,104,507	1,114,850	1,112,034	1,130,383	1,141,296	1,130,977	1,132,627	1,128,073	1,130,033	1,121,326	1,113,186	1,109,793	1,097,178	1,085,577	1,088,108	1,075,769	1,072,465	1,065,336	1,094,703	1,103,682	1,106,423	1,104,261	1,088,358	1,064,398	1,065,222		1,050,834	1,022,471	1,014,281	1,010,697	1,018,639	1,020,872	1,016,622	1,009,101	1,015,109	1,008,303	1,027,182		1,033,931	1,041,222	1,037,910	1,048,535	1,017,662	1,017,043	1,010,237	1,000,000
Bloomberg Corporate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 13,343	13,110	12,907	12,607	12,527	12,297	12,618	12,457	12,647	12,669	12,142	11,457	11,676	11,996	12,090	12,049	11,999	12,176	12,083	11,756	12,142	11,674	11,726	11,148	11,265	11,890	12,249	11,865	12,207	12,094	12,793	13,124	13,392	13,858	13,870	13,861	13,827	13,974	14,016	13,827	13,605	13,501	13,353		13,587	13,825	14,004	13,944	13,566	13,590	13,629	13,820	13,385	13,127	12,925	12,281	13,218	13,043	12,744	12,704	12,672	12,595	12,678	12,291	12,223	11,931	11,763	11,699	11,413	11,388	11,127	10,966	10,984	11,147	11,186	11,132	11,040		11,104	11,045	11,148	11,120	11,304	11,413	11,310	11,326	11,281	11,300	11,213	11,132	11,098	10,972	10,856	10,881	10,758	10,725	10,653	10,947	11,037	11,064	11,043	10,884	10,644	10,652		10,508	10,225	10,143	10,107	10,186	10,209	10,166	10,091	10,151	10,083	10,272		10,339	10,412	10,379	10,485	10,177	10,170	10,102	10,000
Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,168	28,227	27,543	27,377	26,927	26,643	28,286	27,625	25,694	25,833	24,012	21,401	22,552	23,707	24,515	23,795	22,088	22,074	22,399	22,095	22,315	20,524	21,834	20,708	19,199	20,980	21,690	19,325	20,886	21,727	24,484	24,097	24,394	28,008	27,910	29,141	27,232	28,618	27,723	27,440	25,694	26,093	24,705		25,185	24,763	24,845	23,708	20,901	20,875	21,172	20,611	19,086	18,649	16,947	14,652	17,220	18,496	18,324	18,112	17,254	16,940	17,135	17,453	17,055	15,936	16,908	16,181	15,965	15,081	13,527	14,877	14,507	16,102	16,171	15,289	14,968		14,911	14,373	14,510	14,534	15,005	14,201	14,125	13,668	13,296	12,931	12,840	12,629	12,592	12,298	12,118	12,052	11,715	11,337	11,297	10,827	11,285	11,291	11,324	10,790	10,791	10,617		10,624	9,916	9,763	10,563	10,807	10,783	10,145	10,553	11,204	11,026	11,206		11,075	11,153	11,122	10,405	10,584	10,614	10,276	10,000
Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,164	22,417	21,874	21,742	21,385	21,159	22,464	21,939	20,405	20,516	19,070	16,996	17,910	18,828	19,469	18,898	17,542	17,531	17,789	17,547	17,722	16,300	17,340	16,446	15,247	16,661	17,226	15,347	16,587	17,255	19,445	19,138	19,373	22,243	22,165	23,143	21,627	22,728	22,017	21,792	20,406	20,722	19,620		20,002	19,666	19,732	18,828	16,599	16,578	16,814	16,369	15,158	14,811	13,459	11,636	13,676	14,689	14,553	14,384	13,703	13,453	13,608	13,861	13,544	12,656	13,428	12,850	12,679	11,977	10,742	11,815	11,521	12,788	12,842	12,142	11,887		11,842	11,415	11,523	11,542	11,916	11,278	11,218	10,855	10,560	10,269	10,197	10,000	10,000
Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 2,916,789	2,822,729	2,754,299	2,737,707	2,692,727	2,664,326	2,828,599	2,762,542	2,569,360	2,583,277	2,401,241	2,140,147	2,255,228	2,370,712	2,451,536	2,379,534	2,208,812	2,207,448	2,239,893	2,209,455	2,231,486	2,052,389	2,183,435	2,070,778	1,919,889	2,097,957	2,169,002	1,932,509	2,088,640	2,172,744	2,448,437	2,409,748	2,439,360	2,800,785	2,790,996	2,914,123	2,723,187	2,861,787	2,772,303	2,744,040	2,569,438	2,609,313	2,470,503		2,518,539	2,476,250	2,484,547	2,370,814	2,090,077	2,087,518	2,117,165	2,061,093	1,908,613	1,864,902	1,694,665	1,465,223	1,722,049	1,849,591	1,832,444	1,811,227	1,725,387	1,693,984	1,713,499	1,745,289	1,705,470	1,593,556	1,690,829	1,618,065	1,596,525	1,508,096	1,352,660	1,487,651	1,450,749	1,610,196	1,617,075	1,528,948	1,496,818		1,491,058	1,437,300	1,451,004	1,453,375	1,500,473	1,420,125	1,412,518	1,366,833	1,329,627	1,293,066	1,284,006	1,262,907	1,259,172	1,229,807	1,211,830	1,205,152	1,171,466	1,133,669	1,129,745	1,082,677	1,128,525	1,129,090	1,132,416	1,078,979	1,079,145	1,061,733		1,062,378	991,603	976,302	1,056,261	1,080,688	1,078,333	1,014,483	1,055,252	1,120,440	1,102,573	1,120,621		1,107,469	1,115,298	1,112,164	1,040,546	1,058,378	1,061,386	1,027,611	1,000,000
Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,168	28,227	27,543	27,377	26,927	26,643	28,286	27,625	25,694	25,833	24,012	21,401	22,552	23,707	24,515	23,795	22,088	22,074	22,399	22,095	22,315	20,524	21,834	20,708	19,199	20,980	21,690	19,325	20,886	21,727	24,484	24,097	24,394	28,008	27,910	29,141	27,232	28,618	27,723	27,440	25,694	26,093	24,705		25,185	24,763	24,845	23,708	20,901	20,875	21,172	20,611	19,086	18,649	16,947	14,652	17,220	18,496	18,324	18,112	17,254	16,940	17,135	17,453	17,055	15,936	16,908	16,181	15,965	15,081	13,527	14,877	14,507	16,102	16,171	15,289	14,968		14,911	14,373	14,510	14,534	15,005	14,201	14,125	13,668	13,296	12,931	12,840	12,629	12,592	12,298	12,118	12,052	11,715	11,337	11,297	10,827	11,285	11,291	11,324	10,790	10,791	10,617		10,624	9,916	9,763	10,563	10,807	10,783	10,145	10,553	11,204	11,026	11,206		11,075	11,153	11,122	10,405	10,584	10,614	10,276	10,000
Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 14,583,945	14,113,647	13,771,494	13,688,533	13,463,636	13,321,630	14,142,997	13,812,711	12,846,800	12,916,386	12,006,206	10,700,736	11,276,142	11,853,560	12,257,681	11,897,672	11,044,059	11,037,242	11,199,467	11,047,277	11,157,428	10,261,945	10,917,177	10,353,890	9,599,447	10,489,786	10,845,010	9,662,543	10,443,201	10,863,720	12,242,186	12,048,738	12,196,800	14,003,927	13,954,979	14,570,616	13,615,933	14,308,935	13,861,514	13,720,199	12,847,188	13,046,567	12,352,514		12,592,695	12,381,251	12,422,734	11,854,068	10,450,387	10,437,591	10,585,825	10,305,464	9,543,065	9,324,509	8,473,325	7,326,116	8,610,246	9,247,954	9,162,222	9,056,136	8,626,933	8,469,920	8,567,493	8,726,444	8,527,351	7,967,782	8,454,147	8,090,326	7,982,625	7,540,479	6,763,299	7,438,253	7,253,744	8,050,978	8,085,376	7,644,742	7,484,091		7,455,290	7,186,501	7,255,018	7,266,873	7,502,365	7,100,624	7,062,589	6,834,166	6,648,136	6,465,331	6,420,028	6,314,535	6,295,862	6,149,034	6,059,148	6,025,759	5,857,329	5,668,347	5,648,723	5,413,383	5,642,626	5,645,449	5,662,080	5,394,896	5,395,723	5,308,663		5,311,888	4,958,017	4,881,508	5,281,303	5,403,438	5,391,663	5,072,415	5,276,258	5,602,199	5,512,863	5,603,105		5,537,347	5,576,492	5,560,819	5,202,729	5,291,890	5,306,931	5,138,057	5,000,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 13,621	13,434	13,083	12,447	12,565	12,179	12,722	12,117	11,686	11,674	11,061	10,285	10,661	11,089	11,397	11,009	10,324	10,738	10,578	10,627	11,016	10,473	10,913	10,271	9,316	10,211	10,525	9,870	10,815	10,609	11,243	10,935	11,063	11,327	10,655	11,044	10,510	10,889	10,677	10,593	10,716	10,471	10,000	10,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 13,621	13,434	13,083	12,447	12,565	12,179	12,722	12,117	11,686	11,674	11,061	10,285	10,661	11,089	11,397	11,009	10,324	10,738	10,578	10,627	11,016	10,473	10,913	10,271	9,316	10,211	10,525	9,870	10,815	10,609	11,243	10,935	11,063	11,327	10,655	11,044	10,510	10,889	10,677	10,593	10,716	10,471	10,000	10,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 1,362,057	1,343,418	1,308,322	1,244,691	1,256,511	1,217,903	1,272,248	1,211,671	1,168,563	1,167,354	1,106,085	1,028,486	1,066,100	1,108,892	1,139,659	1,100,944	1,032,367	1,073,780	1,057,842	1,062,736	1,101,576	1,047,305	1,091,297	1,027,111	931,594	1,021,135	1,052,494	987,041	1,081,537	1,060,913	1,124,330	1,093,462	1,106,300	1,132,685	1,065,468	1,104,387	1,051,019	1,088,922	1,067,747	1,059,281	1,071,552	1,047,108	1,000,000	1,000,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 6,810,287	6,717,089	6,541,611	6,223,457	6,282,554	6,089,516	6,361,240	6,058,354	5,842,814	5,836,771	5,530,426	5,142,430	5,330,502	5,544,459	5,698,293	5,504,720	5,161,834	5,368,902	5,289,210	5,313,680	5,507,882	5,236,524	5,456,484	5,135,555	4,657,972	5,105,674	5,262,472	4,935,206	5,407,686	5,304,567	5,621,649	5,467,312	5,531,501	5,663,425	5,327,342	5,521,935	5,255,095	5,444,611	5,338,736	5,296,406	5,357,760	5,235,540	5,000,000	$ 5,000,000
Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 17,492	17,137	16,724	16,384	16,159	15,694	16,178	15,844	15,523	15,554	14,878	13,833	14,156	14,692	15,026	14,663	14,170	14,375	14,227	13,798	14,231	13,475	13,770	12,926	12,507	13,565	14,099	13,422	14,331	14,306	15,381	15,369	15,686	16,300	15,927	16,180	15,714	16,231	16,017	15,867	15,798	15,594	15,121		14,996	14,892	14,985	14,503	13,414	13,607	13,896	13,411	12,840	12,555	12,215	11,393	12,519	13,120	13,140	12,839	12,691	12,453	12,348	12,424	12,416	11,845	12,214	11,985	11,837	11,676	11,083	11,476	11,362	11,953	11,963	11,901	11,698		11,757	11,784	11,792	11,894	12,246	11,790	11,661	11,477	11,353	11,263	11,193	10,936	10,910	10,722	10,591	10,525	10,333	10,125	10,000	10,067	10,256	10,188	10,190	9,942	9,885	9,916		9,758	9,258	9,237	9,569	9,675	9,808	9,358	9,567	9,977	9,974	10,121		10,196	9,962	10,105	9,788	9,917	10,095	10,034	10,000
Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 17,157	16,808	16,403	16,070	15,849	15,393	15,867	15,540	15,225	15,255	14,592	13,567	13,884	14,410	14,738	14,382	13,898	14,099	13,954	13,533	13,958	13,216	13,506	12,677	12,267	13,305	13,828	13,165	14,056	14,031	15,086	15,074	15,385	15,988	15,621	15,869	15,412	15,920	15,710	15,563	15,495	15,295	14,831		14,708	14,606	14,698	14,225	13,156	13,346	13,629	13,154	12,594	12,314	11,980	11,174	12,279	12,868	12,888	12,592	12,448	12,214	12,111	12,185	12,177	11,618	11,979	11,755	11,609	11,452	10,871	11,255	11,144	11,723	11,733	11,673	11,473		11,531	11,557	11,565	11,665	12,011	11,564	11,438	11,257	11,135	11,047	10,978	10,726	10,701	10,516	10,388	10,323	10,134	9,930	9,808	9,874	10,059	9,993	9,994	9,751	9,696	9,725		9,571	9,080	9,059	9,386	9,489	9,619	9,178	9,383	9,786	9,783	10,000		10,000
Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 1,749,234	1,713,682	1,672,371	1,638,419	1,615,898	1,569,427	1,617,783	1,584,446	1,552,281	1,555,395	1,487,783	1,383,279	1,415,584	1,469,204	1,502,620	1,466,350	1,417,030	1,437,508	1,422,727	1,379,751	1,423,148	1,347,502	1,377,036	1,292,552	1,250,706	1,356,499	1,409,897	1,342,244	1,433,122	1,430,556	1,538,133	1,536,882	1,568,648	1,630,043	1,592,707	1,617,977	1,571,372	1,623,139	1,601,749	1,586,741	1,579,825	1,559,406	1,512,098		1,499,605	1,489,161	1,498,530	1,450,334	1,341,373	1,360,699	1,389,581	1,341,148	1,284,022	1,255,491	1,221,474	1,139,298	1,251,927	1,311,978	1,313,977	1,283,856	1,269,117	1,245,349	1,234,784	1,242,362	1,241,559	1,184,517	1,221,372	1,198,510	1,183,651	1,167,602	1,108,343	1,147,559	1,136,168	1,195,251	1,196,252	1,190,143	1,169,758		1,175,669	1,178,362	1,179,160	1,189,373	1,224,577	1,179,046	1,166,150	1,147,721	1,135,294	1,126,296	1,119,288	1,093,596	1,091,002	1,072,165	1,059,110	1,052,489	1,033,277	1,012,472	1,000,028	1,006,695	1,025,568	1,018,817	1,018,976	994,157	988,530	991,566		975,782	925,815	923,667	956,922	967,473	980,760	935,799	956,665	997,744	997,434	1,012,073		1,019,570	996,167	1,010,486	978,754	991,745	1,009,482	1,003,425	1,000,000
Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 17,492	17,137	16,724	16,384	16,159	15,694	16,178	15,844	15,523	15,554	14,878	13,833	14,156	14,692	15,026	14,663	14,170	14,375	14,227	13,798	14,231	13,475	13,770	12,926	12,507	13,565	14,099	13,422	14,331	14,306	15,381	15,369	15,686	16,300	15,927	16,180	15,714	16,231	16,017	15,867	15,798	15,594	15,121		14,996	14,892	14,985	14,503	13,414	13,607	13,896	13,411	12,840	12,555	12,215	11,393	12,519	13,120	13,140	12,839	12,691	12,453	12,348	12,424	12,416	11,845	12,214	11,985	11,837	11,676	11,083	11,476	11,362	11,953	11,963	11,901	11,698		11,757	11,784	11,792	11,894	12,246	11,790	11,661	11,477	11,353	11,263	11,193	10,936	10,910	10,722	10,591	10,525	10,333	10,125	10,000	10,067	10,256	10,188	10,190	9,942	9,885	9,916		9,758	9,258	9,237	9,569	9,675	9,808	9,358	9,567	9,977	9,974	10,121		10,196	9,962	10,105	9,788	9,917	10,095	10,034	10,000
Custom MSIM Global Allocation Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Account Value	$ 8,641,840	8,466,199	8,262,110	8,094,378	7,983,114	7,753,529	7,992,426	7,827,729	7,668,823	7,684,206	7,350,178	6,833,892	6,993,492	7,258,392	7,423,478	7,244,292	7,000,634	7,101,802	7,028,782	6,816,462	7,030,858	6,657,142	6,803,050	6,385,667	6,178,937	6,701,591	6,965,395	6,631,163	7,080,135	7,067,456	7,598,929	7,592,746	7,749,682	8,052,997	7,868,543	7,993,386	7,763,137	8,018,888	7,913,213	7,839,067	7,804,902	7,704,024	7,470,303		7,408,583	7,356,989	7,403,272	7,165,169	6,626,864	6,722,339	6,865,026	6,625,749	6,343,528	6,202,573	6,034,516	5,628,538	6,184,966	6,481,641	6,491,518	6,342,707	6,269,890	6,152,471	6,100,275	6,137,712	6,133,746	5,851,937	6,034,013	5,921,069	5,847,661	5,768,369	5,475,612	5,669,353	5,613,076	5,904,968	5,909,913	5,879,730	5,779,023		5,808,226	5,821,528	5,825,473	5,875,926	6,049,849	5,824,910	5,761,197	5,670,151	5,608,759	5,564,306	5,529,683	5,402,755	5,389,941	5,296,877	5,232,381	5,199,671	5,104,760	5,001,974	4,940,495	4,973,431	5,066,672	5,033,320	5,034,104	4,911,490	4,883,689	4,898,690		4,820,711	4,573,857	4,563,245	4,727,538	4,779,665	4,845,307	4,623,182	4,726,265	4,929,213	4,927,682	5,000,000	$ 5,000,000
Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,358	16,097	15,839	15,537	15,392	15,224	15,369	15,189	15,145	15,145	14,601	13,968	14,133	14,302	14,263	14,068	13,837	13,965	13,827	13,681	13,859	13,351	13,434	13,149	12,816	13,346	13,661	12,899	13,831	13,797	14,305	14,471	14,621	15,032	14,756	14,901	14,926	14,928	14,852	14,795	14,600	14,557	14,400		14,379	14,326	14,279	14,015	13,482	13,414	13,553	13,425	12,824	12,700	12,164	11,640	13,146	13,334	13,331	13,069	13,027	12,991	12,944	12,892	12,820	12,534	12,685	12,507	12,391	12,188	11,661	11,916	12,019	12,215	12,147	12,058	11,928		11,880	11,883	11,807	11,878	11,980	11,909	11,873	11,903	11,853	11,748	11,752	11,624	11,608	11,508	11,377	11,402	11,238	11,077	10,877	10,929	10,887	10,815	10,593	10,314	10,220	10,157		9,775	9,359	9,305	9,457	9,702	9,922	9,657	9,915	10,091	10,150	10,303		10,272	10,149	10,205	9,965	9,900	10,045	10,119	10,000
Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 15,925	15,671	15,420	15,126	14,984	14,821	14,962	14,787	14,744	14,744	14,215	13,599	13,759	13,923	13,885	13,696	13,471	13,595	13,461	13,318	13,492	12,997	13,079	12,801	12,477	12,993	13,299	12,558	13,464	13,431	13,927	14,088	14,234	14,634	14,365	14,506	14,531	14,533	14,458	14,404	14,213	14,171	14,019		13,998	13,947	13,901	13,644	13,125	13,059	13,194	13,070	12,485	12,364	11,842	11,331	12,798	12,981	12,978	12,723	12,682	12,647	12,601	12,551	12,480	12,202	12,349	12,176	12,063	11,865	11,352	11,600	11,701	11,891	11,825	11,739	11,612		11,566	11,569	11,494	11,564	11,663	11,594	11,559	11,588	11,539	11,437	11,441	11,316	11,301	11,203	11,075	11,100	10,941	10,784	10,589	10,639	10,598	10,528	10,312	10,041	9,949	9,888		9,516	9,111	9,059	9,207	9,445	9,660	9,401	9,652	9,824	9,881	10,000		10,000
Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 1,635,783	1,609,739	1,583,903	1,553,697	1,539,162	1,522,436	1,536,883	1,518,914	1,514,488	1,514,549	1,460,115	1,396,833	1,413,291	1,430,211	1,426,261	1,406,850	1,383,697	1,396,494	1,382,687	1,368,063	1,385,879	1,335,051	1,343,436	1,314,896	1,281,590	1,334,600	1,366,079	1,289,930	1,383,050	1,379,668	1,430,536	1,447,126	1,462,138	1,503,242	1,475,583	1,490,075	1,492,631	1,492,794	1,485,164	1,479,529	1,459,972	1,455,666	1,440,025		1,437,874	1,432,611	1,427,888	1,401,510	1,348,176	1,341,364	1,355,304	1,342,542	1,282,420	1,269,989	1,216,401	1,163,960	1,314,610	1,333,412	1,333,058	1,306,928	1,302,676	1,299,088	1,294,374	1,289,217	1,281,988	1,253,422	1,268,497	1,250,714	1,239,060	1,218,793	1,166,082	1,191,595	1,201,935	1,221,462	1,214,698	1,205,805	1,192,788		1,188,019	1,188,349	1,180,667	1,187,842	1,198,023	1,190,881	1,187,293	1,190,332	1,185,325	1,174,777	1,175,237	1,162,364	1,160,794	1,150,787	1,137,650	1,140,195	1,123,839	1,107,749	1,087,675	1,092,864	1,088,660	1,081,452	1,059,292	1,031,404	1,021,998	1,015,727		977,458	935,865	930,547	945,746	970,181	992,237	965,689	991,488	1,009,067	1,014,977	1,030,314		1,027,196	1,014,949	1,020,534	996,518	989,978	1,004,520	1,011,890	1,000,000
Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 6,817,893	6,709,342	6,601,657	6,475,762	6,415,177	6,345,463	6,405,679	6,330,785	6,312,340	6,312,591	6,085,715	5,821,955	5,890,553	5,961,075	5,944,610	5,863,706	5,767,206	5,820,543	5,762,995	5,702,044	5,776,301	5,564,451	5,599,398	5,480,444	5,341,627	5,562,570	5,693,776	5,376,388	5,764,511	5,750,413	5,962,428	6,031,576	6,094,146	6,265,465	6,150,185	6,210,585	6,221,238	6,221,918	6,190,118	6,166,631	6,085,116	6,067,170	6,001,978		5,993,014	5,971,077	5,951,392	5,841,449	5,619,153	5,590,764	5,648,866	5,595,672	5,345,087	5,293,275	5,069,923	4,851,351	5,479,252	5,557,620	5,556,143	5,447,237	5,429,511	5,414,558	5,394,910	5,373,415	5,343,288	5,224,222	5,287,055	5,212,938	5,164,364	5,079,889	4,860,194	4,966,529	5,009,628	5,091,016	5,062,823	5,025,759	5,000,000	$ 5,000,000
Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,358	16,097	15,839	15,537	15,392	15,224	15,369	15,189	15,145	15,145	14,601	13,968	14,133	14,302	14,263	14,068	13,837	13,965	13,827	13,681	13,859	13,351	13,434	13,149	12,816	13,346	13,661	12,899	13,831	13,797	14,305	14,471	14,621	15,032	14,756	14,901	14,926	14,928	14,852	14,795	14,600	14,557	14,400		14,379	14,326	14,279	14,015	13,482	13,414	13,553	13,425	12,824	12,700	12,164	11,640	13,146	13,334	13,331	13,069	13,027	12,991	12,944	12,892	12,820	12,534	12,685	12,507	12,391	12,188	11,661	11,916	12,019	12,215	12,147	12,058	11,928		11,880	11,883	11,807	11,878	11,980	11,909	11,873	11,903	11,853	11,748	11,752	11,624	11,608	11,508	11,377	11,402	11,238	11,077	10,877	10,929	10,887	10,815	10,593	10,314	10,220	10,157		9,775	9,359	9,305	9,457	9,702	9,922	9,657	9,915	10,091	10,150	10,303		10,272	10,149	10,205	9,965	9,900	10,045	10,119	10,000
Bloomberg US Corporates High Yield Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 8,178,916	8,048,696	7,919,514	7,768,487	7,695,808	7,612,178	7,684,414	7,594,570	7,572,442	7,572,743	7,300,577	6,984,164	7,066,455	7,151,056	7,131,303	7,034,250	6,918,486	6,982,470	6,913,434	6,840,316	6,929,396	6,675,255	6,717,178	6,574,479	6,407,950	6,672,999	6,830,397	6,449,651	6,915,252	6,898,340	7,152,679	7,235,631	7,310,691	7,516,210	7,377,917	7,450,374	7,463,154	7,463,970	7,425,822	7,397,646	7,299,858	7,278,331	7,200,124		7,189,370	7,163,054	7,139,440	7,007,549	6,740,878	6,706,821	6,776,522	6,712,709	6,412,101	6,349,945	6,082,007	5,819,802	6,573,048	6,667,061	6,665,289	6,534,642	6,513,378	6,495,440	6,471,870	6,446,084	6,409,942	6,267,108	6,342,484	6,253,571	6,195,301	6,093,963	5,830,412	5,957,973	6,009,676	6,107,311	6,073,490	6,029,027	5,963,940		5,940,096	5,941,743	5,903,334	5,939,209	5,990,116	5,954,405	5,936,465	5,951,658	5,926,627	5,873,884	5,876,186	5,811,822	5,803,972	5,753,936	5,688,252	5,700,975	5,619,193	5,538,747	5,438,377	5,464,318	5,443,300	5,407,260	5,296,462	5,157,022	5,109,992	5,078,633		$ 4,887,291	$ 4,679,326	$ 4,652,733	$ 4,728,728	$ 4,850,904	$ 4,961,184	$ 4,828,444	$ 4,957,442	$ 5,045,333	$ 5,074,884	$ 5,151,570		$ 5,135,980	$ 5,074,746	$ 5,102,672	$ 4,982,591	$ 4,949,888	$ 5,022,598	$ 5,059,452	$ 5,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,759	11,708	11,652	11,600	11,553	11,498	11,449	11,398	11,351	11,303	11,251	11,200	11,151	11,100	11,050	11,006	10,956	10,913	10,879	10,832	10,797	10,763	10,725	10,690	10,673	10,647	10,630	10,624	10,622	10,615	10,613	10,610	10,608	10,609	10,608	10,607	10,608	10,607	10,607	10,606	10,607	10,607	10,606		10,606	10,605	10,604	10,603	10,602	10,600	10,599	10,598	10,596	10,595	10,595	10,594	10,563	10,548	10,533	10,518	10,505	10,485	10,467	10,445	10,427	10,404	10,380	10,360	10,337	10,319	10,299	10,280	10,259	10,241	10,225	10,207	10,191		10,174	10,158	10,145	10,131	10,121	10,109	10,098	10,089	10,080	10,072	10,062	10,054	10,045	10,040	10,034	10,032	10,028	10,023	10,019	10,017	10,015	10,010	10,008	10,005	10,001	10,000	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 5,879,496	5,854,100	5,826,229	5,800,248	5,776,691	5,749,102	5,724,540	5,698,949	5,675,696	5,651,546	5,625,326	5,600,184	5,575,281	5,549,849	5,524,903	5,502,990	5,477,920	5,456,550	5,439,429	5,416,133	5,398,513	5,381,660	5,362,252	5,345,015	5,336,639	5,323,391	5,314,813	5,312,091	5,310,933	5,307,277	5,306,531	5,304,895	5,304,215	5,304,454	5,304,077	5,303,722	5,303,940	5,303,650	5,303,440	5,303,172	5,303,368	5,303,259	5,303,179		5,302,796	5,302,347	5,301,847	5,301,261	5,300,791	5,300,240	5,299,611	5,299,205	5,298,155	5,297,475	5,297,388	5,296,975	5,281,549	5,273,752	5,266,715	5,259,208	5,252,657	5,242,573	5,233,429	5,222,715	5,213,261	5,201,750	5,189,907	5,180,163	5,168,624	5,159,437	5,149,288	5,139,826	5,129,300	5,120,447	5,112,592	5,103,391	5,095,406		5,086,849	5,079,096	5,072,465	5,065,363	5,060,578	5,054,540	5,048,930	5,044,739	5,040,236	5,035,921	5,031,208	5,026,930	5,022,702	5,020,169	5,016,802	5,015,934	5,013,856	5,011,641	5,009,512	5,008,636	5,007,384	5,004,915	5,004,025	5,002,577	5,000,695	5,000,000	5,000,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,758,991	$ 11,708,201	$ 11,652,458	$ 11,600,495	$ 11,553,382	$ 11,498,205	$ 11,449,079	$ 11,397,898	$ 11,351,393	$ 11,303,093	$ 11,250,652	$ 11,200,368	$ 11,150,562	$ 11,099,699	$ 11,049,806	$ 11,005,980	$ 10,955,841	$ 10,913,100	$ 10,878,859	$ 10,832,267	$ 10,797,026	$ 10,763,320	$ 10,724,503	$ 10,690,030	$ 10,673,279	$ 10,646,783	$ 10,629,626	$ 10,624,182	$ 10,621,865	$ 10,614,554	$ 10,613,062	$ 10,609,790	$ 10,608,429	$ 10,608,907	$ 10,608,154	$ 10,607,445	$ 10,607,879	$ 10,607,300	$ 10,606,880	$ 10,606,344	$ 10,606,735	$ 10,606,518	$ 10,606,359		$ 10,605,592	$ 10,604,694	$ 10,603,695	$ 10,602,522	$ 10,601,581	$ 10,600,481	$ 10,599,221	$ 10,598,410	$ 10,596,311	$ 10,594,950	$ 10,594,776	$ 10,593,951	$ 10,563,097	$ 10,547,504	$ 10,533,431	$ 10,518,417	$ 10,505,314	$ 10,485,145	$ 10,466,859	$ 10,445,431	$ 10,426,522	$ 10,403,501	$ 10,379,814	$ 10,360,326	$ 10,337,247	$ 10,318,874	$ 10,298,575	$ 10,279,652	$ 10,258,600	$ 10,240,893	$ 10,225,184	$ 10,206,782	$ 10,190,812		$ 10,173,698	$ 10,158,192	$ 10,144,930	$ 10,130,726	$ 10,121,156	$ 10,109,081	$ 10,097,860	$ 10,089,477	$ 10,080,471	$ 10,071,842	$ 10,062,417	$ 10,053,860	$ 10,045,405	$ 10,040,337	$ 10,033,605	$ 10,031,867	$ 10,027,712	$ 10,023,281	$ 10,019,025	$ 10,017,273	$ 10,014,768	$ 10,009,831	$ 10,008,050	$ 10,005,154	$ 10,001,390	$ 10,000,000	$ 10,000,000